SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  4
     FILER
      CIK  0001036884
      CCC   s@jsmp9w
      FILE-NUMBER  333-39317
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  333-39317
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 3
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 974           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 974
North Carolina Traditional Trust 308                   20,861.240 Units
National Insured Trust 359                             46,934.772 Units
Georgia Insured Trust 58                               11,658.475 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                      North Carolina

                                                    Traditional Trust    National Insured    Georgia Insured

                                                           308              Trust 359            Trust 58

-------------------------------------------------  ------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...............   $    2,110,000      $    4,690,000      $    1,185,000

Number of Units..................................       20,861.240          46,808.772          11,658.475

Fractional Undivided Interest in

  Trust Per Unit.................................   1/  20,861.240      1/  46,808.772      1/  11,658.475

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust........   $    2,003,702      $    4,469,527      $    1,166,517

    Plus Sales Charge <F1>.......................   $      116,603      $      260,126      $       66,677

      Total......................................   $    2,120,305      $    4,729,653      $    1,233,194

    Divided by Number of Units...................   $    101.64         $    101.04         $    105.78

    Plus Cash Per Unit <F2>......................   $(     0.01)        $      0.04         $(     0.24)

    Public Offering Price Per Unit <F3>..........   $    101.63         $    101.08         $    105.54

Redemption Price Per Unit (exclusive of

  accrued interest)..............................   $     96.04         $     95.52         $     99.82

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)................   $     96.04         $     95.52         $     99.82

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.................   $      5.59         $      5.56         $      5.72

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit............   $      5.59         $      5.56         $      5.72

    Par Value Per Unit <F4>......................   $    101.13         $    100.23         $    101.44

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income.......................   $      4.9689       $      5.0817       $      5.2235

    Less Estimated Annual Expense................   $      0.2531       $      0.2257       $      0.2956

    Net Annual Interest Income...................   $      4.7158       $      4.8560       $      4.9279

Daily Rate of Accrual Per Unit...................   $      0.01310      $      0.01349      $      0.01369

Trustee's Annual Fee per $1000 principal (6).....   $      1.5287       $      1.5554       $      1.5395

Estimated Current Return <F5>....................          4.64%               4.80%               4.67%

Estimated Long Term Return <F5>..................          4.68%               4.81%               4.62%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the North Carolina

Traditional Trust 308, National Insured Trust 359 and Georgia Insured Trust

58, respectively, $101.63, $101.08 and $105.54, accrued interest to the settlement date of $.08, $.08 and $.11, for a total price of $101.71, $101.16 and $105.65, respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for North Carolina Traditional Trust 308, National Insured

Trust 359 and Georgia Insured Trust 58 will be $1.2087,$1.2354 and $1.2195,

under the quarterly distribution option and $1.0187,$1.0454 and $1.0295, under the semi-annual distribution option.






      PAGE   4






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established ...................................................................  December 10, 1997

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   5
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                       NORTH CAROLINA TRADITIONAL TRUST 308

                                   (Series 974)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,003,163) (Note 1) ............... $   1,945,796

     Accrued interest receivable ................................        32,444

     Organizational Costs (Note 1) ..............................         1,904

                                                                  --------------



               Total assets ..................................... $   1,980,144

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      24,864

     Accrued trustee and evaluator fees .........................           483

                                                                  --------------



               Total liabilities ................................ $      25,347

                                                                  --------------



               Net assets, applicable to 20,861 units of

                 fractional undivided interest outstanding ...... $   1,954,797

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 30,000 units sold ............ $   3,040,863

       Less initial underwriting commission (Note 1) ............  (    148,989)

                                                                  --------------

                                                                  $   2,891,874

     Less cost of 9,139 units redeemed ..........................  (    828,195)

                                                                  --------------

                                                                  $   2,063,679

     Undistributed net investment income ........................         9,206

     Unrealized appreciation (depreciation) of investments ......  (     57,367)

     Accumulated net realized gain (loss) from

       investment transactions ..................................  (     60,721)

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   1,954,797

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................       9,363        $      93.26    $       .44    $      93.70

     Quarterly................       5,451               93.26            .44           93.70

     Semi-Annual..............       6,047               93.26            .44           93.70

                                ---------------  ============  ==============  ===========

                                    20,861

                                ===============







See accompanying notes to financial statements.



      PAGE   6
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                    NORTH CAROLINA TRADITIONAL TRUST 308

                                                (Series 974)



                             Statements of Operations and Changes in Net Assets





                                                                                                Period

                                                                                             December 10,

                                                            Year Ended November 30,            1997 to

                                                       ----------------------------------    November 30,

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       107,050   $       141,030   $       146,084

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,515   $         5,822   $         5,339

    Evaluator fees ..................................              373               478               494

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         4,888   $         6,300   $         5,833

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       102,162   $       134,730   $       140,251

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(       11,481)  $(       50,892)  $         1,652

    Net change in unrealized appreciation or

      depreciation of investments ...................          110,789    (      231,638)           63,482

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        99,308   $(      282,530)  $        65,134

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       201,470   $(      147,800)  $       205,385

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       102,162   $       134,730   $       140,251

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (       11,481)   (       50,892)            1,652

  Net change in unrealized appreciation or

    depreciation of investments .....................          110,789    (      231,638)           63,482

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       201,470   $(      147,800)  $       205,385

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      102,361)  $(      137,547)  $(      128,029)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      102,361)  $(      137,547)  $(      128,029)

                                                       ----------------  ----------------  ----------------



Redemption of 1,386, 6,677 and

    1,076 units, respectively .......................  $(      121,996)  $(      600,026)  $(      106,173)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(       22,887)  $(      885,373)  $(       28,817)



Net assets at beginning of year .....................        1,977,684         2,863,057         2,891,874

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $9,206,$9,405 and $12,222,respectively) ............  $     1,954,797   $     1,977,684   $     2,863,057

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE   7
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                NORTH CAROLINA TRADITIONAL TRUST 308

                                                            (Series 974)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    450,000        North Carolina Eastern Municipal Power Agency,       2008 at 101         AAA        Aaa     $    435,848

                     Power System Revenue Bonds, Refunding Series 1997

                     A, (MBIA Insured.) 5.375% Due 1/1/2024.



     435,000        Board of Governors of The University of North        2006 at 102          AA        Aa3          414,646

                     Carolina, University of North Carolina Hospitals

                     at Chapel Hill, Revenue Bonds, Series 1996, 5.250%

                     Due 2/15/2026.



     150,000        University of North Carolina at Chapel Hill,         No Optional Call     AA        Aa2           48,507

                     Utilities Systems Revenue Refunding Bonds, Series

                     1997, 0.000% Due 8/1/2021. (Original issue

                     discount bonds delivered on or about October 30,

                     1997 at a price of 27.561% of principal amount.)



      10,000        The University of North Carolina at Greensboro,      2007 at 102         AAA        Aaa            9,641

                     Student Facilities System Revenue Bonds, Series

                     1997C of the Board of Governors of the University

                     of North Carolina, (AMBAC Insured.) 5.125% Due

                     4/1/2018.



     320,000        City of Fayetteville, North Carolina, Public Works   2007 at 101         AAA        Aaa          303,142

                     Commission Revenue Bonds, Series 1997, (FSA

                     Insured.) 5.125% Due 3/1/2024.



     225,000        City of Lincolnton, North Carolina, Combined         2006 at 102         AAA        Aaa          221,791

                     Enterprise System Revenue Bonds, Series 1996,

                     (MBIA Insured.) 5.375% Due 5/1/2021.



     125,000        City of Raleigh, North Carolina, Combined            2007 at 102         AA+        Aa1          120,511

                     Enterprise System Revenue Bonds, Series 1996,

                     5.125% Due 3/1/2022. (Original issue discount

                     bonds delivered on or about January 9, 1997 at a

                     price of 93.498% of principal amount.)



     395,000        Commonwealth of Puerto Rico, Public Improvement      2007 at 100         AAA        Aaa          391,710

                     Bonds of 1997, (General Obligation Bonds.) (MBIA

                     Insured.) 5.375% Due 7/1/2025. (Original issue

                     discount bonds delivered on or about April 3, 1997

                     at a price of 93.725% of principal amount.)



------------                                                                                                    ------------

$  2,110,000                                                                                                    $  1,945,796

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE   8






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                NORTH CAROLINA TRADITIONAL TRUST 308

                                                            (Series 974)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Education Revenue,  2; Power Revenue,  1; Health Care Facility

Revenue,  1; Utilities,  1; Water And/or Sewer Revenue,  2.  To the extent that the legal obligor on any Bond held in the Trust fails to pay interest and principal thereon, the interest income to the Trust would be reduced and the aggregate principal amount payable to the Trust upon maturity of such Bond would not be received by the Trust and, therefore, would not be available for distribution to Unitholders.



Insurance guaranteeing prompt payment of interest and principal on certain of the Bonds in the Trust has been obtained by the issuer or underwriter of such

Bonds from a commercial insurer.  21% of the aggregate principal amount of

Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Power Revenue but which are covered by such insurance.



Approximately 21% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 32% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



Eight issue(s) in the Trust were rated by Standard & Poor's Corporation as follows:5--AAA, 1--AA+, 2--AA.  Eight issue(s) were rated by Moody's Investors

Service, Inc. as follows:5--Aaa, 1--Aa1, 1--Aa2, 1--Aa3.  The Bond Portfolio consists of 7 obligations issued by entities located in North Carolina and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE   9
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            NATIONAL INSURED TRUST 359

                                   (Series 974)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $4,499,324) (Note 1) ............... $   4,355,049

     Accrued interest receivable ................................        65,455

     Organizational Costs (Note 1) ..............................         2,856

                                                                  --------------



               Total assets ..................................... $   4,423,360

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      63,129

     Accrued trustee and evaluator fees .........................         1,170

                                                                  --------------



               Total liabilities ................................ $      64,299

                                                                  --------------



               Net assets, applicable to 46,935 units of

                 fractional undivided interest outstanding ...... $   4,359,061

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 50,000 units sold ............ $   5,026,577

       Less initial underwriting commission (Note 1) ............  (    246,281)

                                                                  --------------

                                                                  $   4,780,296

     Less cost of 3,065 units redeemed ..........................  (    276,228)

                                                                  --------------

                                                                  $   4,504,068

     Undistributed net investment income ........................        19,809

     Unrealized appreciation (depreciation) of investments ......  (    144,275)

     Accumulated net realized gain (loss) from

       investment transactions ..................................  (     20,541)

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   4,359,061

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      32,416        $      92.45    $       .42    $      92.87

     Quarterly................       2,107               92.45            .42           92.87

     Semi-Annual..............      12,412               92.45            .42           92.87

                                ---------------  ============  ==============  ===========

                                    46,935

                                ===============







See accompanying notes to financial statements.



      PAGE  10
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         NATIONAL INSURED TRUST 359

                                                (Series 974)



                             Statements of Operations and Changes in Net Assets





                                                                                                Period

                                                                                             December 10,

                                                            Year Ended November 30,            1997 to

                                                       ----------------------------------    November 30,

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       244,015   $       253,058   $       248,198

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         9,149   $         9,663   $         9,056

    Evaluator fees ..................................              818               846               829

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         9,967   $        10,509   $         9,885

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       234,048   $       242,549   $       238,313

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(       16,426)  $(        4,115)  $             0

    Net change in unrealized appreciation or

      depreciation of investments ...................          251,372    (      504,868)          109,221

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $       234,946   $(      508,983)  $       109,221

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       468,994   $(      266,434)  $       347,534

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       234,048   $       242,549   $       238,313

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (       16,426)   (        4,115)                0

  Net change in unrealized appreciation or

    depreciation of investments .....................          251,372    (      504,868)          109,221

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       468,994   $(      266,434)  $       347,534

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      235,372)  $(      243,071)  $(      216,658)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      235,372)  $(      243,071)  $(      216,658)

                                                       ----------------  ----------------  ----------------



Redemption of 2,086, 904 and

    75 units, respectively ..........................  $(      186,707)  $(       82,200)  $(        7,321)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $        46,915   $(      591,705)  $       123,555



Net assets at beginning of year .....................        4,312,146         4,903,851         4,780,296

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $19,809,$21,133 and $21,655,respectively) ..........  $     4,359,061   $     4,312,146   $     4,903,851

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  11
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 359

                                                            (Series 974)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    490,000        Municipality of Anchorage, Alaska, Senior Lien       2006 at 102         AAA        Aaa     $    479,029

                     Electric Revenue Bonds, Series 1996B, 5.500% Due

                     2/1/2026.



     500,000        City and County of Denver, Colorado, Airport System  2006 at 101         AAA        Aaa          491,500

                     Revenue Bonds, Series 1996D, 5.500% Due

                     11/15/2025.



     400,000        District of Columbia, University Revenue Bonds       2006 at 101         AAA        Aaa          398,088

                     (American University Issue), Series 1996, 5.625%

                     Due 10/1/2026.



     460,000        Illinois Development Finance Authority, Hospital     2007 at 102         AAA        Aaa          434,226

                     Revenue Bonds, Series 1997B (Sisters of St.

                     Francis Health Services, Inc. Project), 5.375% Due

                     11/1/2027.



     430,000        City of Chicago (Illinois), Skyway Toll Bridge       2007 at 102         AAA        Aaa          422,419

                     Revenue Bonds, Series 1996, 5.500% Due 1/1/2023.



     200,000        Metropolitan Pier and Exposition Authority           No Optional Call    AAA        Aaa           50,668

                     (Illinois), McCormick Place Expansion Project

                     Refunding Bonds, Series 1996A, 0.000% Due

                     12/15/2024. (Original issue discount bonds

                     delivered on or about October 8, 1996 at a price

                     of 17.645% of principal amount.)



     500,000        Massachusetts Health and Educational Facilities      2007 at 101         AAA        Aaa          484,780

                     Authority, Revenue Bonds, Partners HealthCare

                     System Issue, Series A, 5.375% Due 7/1/2024.



     500,000        The City of New York (New York), General Obligation  2007 at 101         AAA        Aaa          493,080

                     Bonds, Fiscal 1998 Series D, 5.500% Due 8/1/2022.



     480,000        City of Grand Forks, North Dakota, Health Care       2007 at 102         AAA        Aaa          471,398

                     System Revenue Bonds (Altru Health System

                     Obligated Group), Series 1997, 5.625% Due

                     8/15/2027.



     360,000        Montgomery County Industrial Development Authority   2007 at 100         AAA        Aaa          346,781

                     (Pennsylvania), Revenue Bonds, Series of 1997 (The

                     Hill School Project), 5.350% Due 8/15/2027.





      PAGE  12






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 359

                                                            (Series 974)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    250,000        Brazos County Health Facilities Development          2007 at 102         AAA        Aaa     $    240,315

                     Corporation (Texas), Franciscan Services

                     Corporation, Obligated Group Revenue Bonds, Series

                     1997A, 5.375% Due 1/1/2022.



     150,000        Southeast Wisconsin Professional Baseball Park       No Optional Call    AAA        Aaa           42,765

                     District, Sales Tax Revenue Bonds, Series 1997,

                     0.000% Due 12/15/2022. (Original issue discount

                     bonds delivered on or about April 29, 1997 at a

                     price of 21.439% of principal amount.)



------------                                                                                                    ------------

$  4,720,000                                                                                                    $  4,355,049

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax Supported Revenue,  2; Bridge and Tollroad Revenue,  1;

Education Revenue,  2; Power Revenue,  1; Health Care Facility Revenue,  4;

Transportation,  1.



Approximately 36% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 7% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.







      PAGE  13






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 359

                                                            (Series 974)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  23%  of the Bonds

comprise issues of entities located in the state of Illinois.  The Bond

Portfolio consists of 11 obligations issued by entities in 9 states and 1 obligation(s) issued by entities located in Dist. of Columbia.

      PAGE  14
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                             GEORGIA INSURED TRUST 58

                                   (Series 974)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $1,170,907) (Note 1) ............... $   1,119,929

     Accrued interest receivable ................................        19,952

     Organizational Costs (Note 1) ..............................         1,031

                                                                  --------------



               Total assets ..................................... $   1,140,912

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      17,559

     Accrued trustee and evaluator fees .........................           284

                                                                  --------------



               Total liabilities ................................ $      17,843

                                                                  --------------



               Net assets, applicable to 11,658 units of

                 fractional undivided interest outstanding ...... $   1,123,069

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 17,500 units sold ............ $   1,817,299

       Less initial underwriting commission (Note 1) ............  (     89,040)

                                                                  --------------

                                                                  $   1,728,259

     Less cost of 5,842 units redeemed ..........................  (    544,026)

                                                                  --------------

                                                                  $   1,184,233

     Undistributed net investment income ........................         5,940

     Unrealized appreciation (depreciation) of investments ......  (     50,978)

     Accumulated net realized gain (loss) from

       investment transactions ..................................  (     16,126)

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   1,123,069

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................       7,405        $      95.82    $       .51    $      96.33

     Quarterly................       1,463               95.82            .51           96.33

     Semi-Annual..............       2,790               95.82            .51           96.33

                                ---------------  ============  ==============  ===========

                                    11,658

                                ===============







See accompanying notes to financial statements.



      PAGE  15
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                          GEORGIA INSURED TRUST 58

                                                (Series 974)



                             Statements of Operations and Changes in Net Assets





                                                                                                Period

                                                                                             December 10,

                                                            Year Ended November 30,            1997 to

                                                       ----------------------------------    November 30,

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $        63,202   $        81,494   $        84,204

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         3,063   $         3,655   $         3,023

    Evaluator fees ..................................              210               270               278

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         3,273   $         3,925   $         3,301

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $        59,929   $        77,569   $        80,903

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(        6,561)  $(        8,844)  $(          721)

    Net change in unrealized appreciation or

      depreciation of investments ...................           65,238    (      150,814)           34,598

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        58,677   $(      159,658)  $        33,877

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       118,606   $(       82,089)  $       114,780

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $        59,929   $        77,569   $        80,903

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (        6,561)   (        8,844)   (          721)

  Net change in unrealized appreciation or

    depreciation of investments .....................           65,238    (      150,814)           34,598

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       118,606   $(       82,089)  $       114,780

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(       59,812)  $(       79,219)  $(       73,430)

  Proceeds from investment transactions .............                0               127    (          127)

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(       59,812)  $(       79,092)  $(       73,557)

                                                       ----------------  ----------------  ----------------



Redemption of 839, 3,836 and

    1,167 units, respectively .......................  $(       77,091)  $(      352,075)  $(      114,860)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(       18,297)  $(      513,256)  $(       73,637)



Net assets at beginning of year .....................        1,141,366         1,654,622         1,728,259

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $5,940,$5,823 and $7,473,respectively) .............  $     1,123,069   $     1,141,366   $     1,654,622

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  16
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                      GEORGIA INSURED TRUST 58

                                                            (Series 974)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$     40,000        Municipal Electric Authority of Georgia, Project     2007 at 101         AAA        Aaa     $     37,105

                     One Subordinated Bonds, Series 1997A, 5.000% Due

                     1/1/2021. (Original issue discount bonds delivered

                     on or about August 7, 1997 at a price of 94.336%

                     of principal amount.)



     210,000        City of Atlanta and Fulton County (Georgia),         2007 at 102         AAA        Aaa          205,363

                     Recreation Authority, Revenue Bonds (Downtown

                     Arena Public Improvements Project), Series 1996A,

                     5.375% Due 12/1/2026.



      45,000        City of Atlanta (Georgia), Water and Sewerage        2007 at 101         AAA        Aaa           46,295

                     Revenue Bonds, Series 1997, 5.250% Due 1/1/2027.

                     (Escrow Secured To Optional Redemption Date.)



     250,000        Development Authority of Fulton County, Georgia      2007 at 101         AAA        Aaa          229,373

                     Tech Foundation Facilities Revenue Bonds (Georgia

                     Tech Research Corporation Project), Series 1997B,

                     5.000% Due 9/1/2027.



     180,000        Henry County, Georgia and Henry County Water and     2008 at 102         AAA        Aaa          166,214

                     Sewerage Authority, Water and Sewerage Revenue

                     Bonds, Series 1996, 5.000% Due 2/1/2026.



     210,000        Private Colleges and Universities Authority          2007 at 101         AAA        Aaa          196,839

                     (Georgia), Revenue Bonds (Emory University

                     Project), Series 1997A, 5.125% Due 11/1/2027.



     250,000        Upper Oconee Basin Water Authority (Georgia),        2008 at 102         AAA        Aaa          238,740

                     Revenue Bonds, Series 1997, (General Obligation

                     Bonds.) 5.250% Due 7/1/2027.



------------                                                                                                    ------------

$  1,185,000                                                                                                    $  1,119,929

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  17






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                      GEORGIA INSURED TRUST 58

                                                            (Series 974)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  Payment of principal and interest on one Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Dedicated-Tax

Supported Revenue,  1; Education Revenue,  2; Power Revenue,  1; Water And/or

Sewer Revenue,  1.



Approximately 39% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Education Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 3% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 7 obligations issued by entities located in Georgia.

      PAGE  18
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  19
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 974:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 974 (comprising, North Carolina Traditional Trust 308, National Insured Trust 359 and Georgia Insured Trust 58), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 974, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  20
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  21
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 27, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 974
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 27, 2001
 DOCUMENT
   TYPE  EX-27.1 TRAD STATE NC 308
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0001036884
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  974
   NAME  NORTH CAROLINA TRADITIONAL TRUST
   NUMBER  308
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,003,163
   INVESTMENTS-AT-VALUE     1,945,796
   RECEIVABLES        32,444
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     1,980,144
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        25,347
   TOTAL-LIABILITIES        25,347
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    20,861
   SHARES-COMMON-PRIOR    22,247
   ACCUMULATED-NII-CURRENT         9,206
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       -60,721
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       -57,367
   NET-ASSETS     1,954,797
   DIVIDEND-INCOME  0
   INTEREST-INCOME       107,050
   OTHER-INCOME  0
   EXPENSES-NET         4,888
   NET-INVESTMENT-INCOME       102,162
   REALIZED-GAINS-CURRENT       -11,481
   APPREC-INCREASE-CURRENT       110,789
   NET-CHANGE-FROM-OPS       201,470
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       102,361
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    30,000
   NUMBER-OF-SHARES-REDEEMED     9,139
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS       -22,887
   ACCUMULATED-NII-PRIOR         9,405
   ACCUMULATED-GAINS-PRIOR       -49,240
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 NAT INS 359
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0001036884
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  974
   NAME  NATIONAL INSURED TRUST
   NUMBER  359
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     4,499,324
   INVESTMENTS-AT-VALUE     4,355,049
   RECEIVABLES        65,455
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     4,423,360
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        64,299
   TOTAL-LIABILITIES        64,299
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    46,935
   SHARES-COMMON-PRIOR    49,021
   ACCUMULATED-NII-CURRENT        19,809
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       -20,541
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC      -144,275
   NET-ASSETS     4,359,061
   DIVIDEND-INCOME  0
   INTEREST-INCOME       244,015
   OTHER-INCOME  0
   EXPENSES-NET         9,967
   NET-INVESTMENT-INCOME       234,048
   REALIZED-GAINS-CURRENT       -16,426
   APPREC-INCREASE-CURRENT       251,372
   NET-CHANGE-FROM-OPS       468,994
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       235,372
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    50,000
   NUMBER-OF-SHARES-REDEEMED     3,065
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS        46,915
   ACCUMULATED-NII-PRIOR        21,133
   ACCUMULATED-GAINS-PRIOR        -4,115
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.3 INS STATE GA 58
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0001036884
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  974
   NAME  GEORGIA INSURED TRUST
   NUMBER  58
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     1,170,907
   INVESTMENTS-AT-VALUE     1,119,929
   RECEIVABLES        19,952
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     1,140,912
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        17,843
   TOTAL-LIABILITIES        17,843
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    11,658
   SHARES-COMMON-PRIOR    12,497
   ACCUMULATED-NII-CURRENT         5,940
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       -16,126
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       -50,978
   NET-ASSETS     1,123,069
   DIVIDEND-INCOME  0
   INTEREST-INCOME        63,202
   OTHER-INCOME  0
   EXPENSES-NET         3,273
   NET-INVESTMENT-INCOME        59,929
   REALIZED-GAINS-CURRENT        -6,561
   APPREC-INCREASE-CURRENT        65,238
   NET-CHANGE-FROM-OPS       118,606
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME        59,812
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    17,500
   NUMBER-OF-SHARES-REDEEMED     5,842
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS       -18,297
   ACCUMULATED-NII-PRIOR         5,823
   ACCUMULATED-GAINS-PRIOR        -9,565
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0